UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   27-Jul-12

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Informational Table Entry Total           93

Form 13F Information Table Value Total:     $  98,758

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1532    17099 SH       Sole                     1845             15254
                                                                69      775 SH                                                   775
AT & T Corp.                   COM              00206R102     1685    47238 SH       Sole                     4830             42408
                                                                93     2600 SH                                  75              2525
Apple Computer Inc             COM              037833100     1110     1900 SH       Sole                                       1900
Archer-Daniels-Midland Company COM              039483102     1395    47240 SH       Sole                     4960             42280
                                                                10      350 SH                                                   350
Auto Data Processing           COM              053015103     2056    36932 SH       Sole                     4075             32857
                                                                95     1705 SH                                                  1705
Becton, Dickinson & Company    COM              075887109     1749    23396 SH       Sole                     2510             20886
                                                                64      850 SH                                                   850
Bemis Company                  COM              081437105     1590    50744 SH       Sole                     5890             44854
                                                                81     2575 SH                                 100              2475
Berkshire Hathaway, Inc. New C COM              084670702      242     2900 SH       Sole                                       2900
Brown Forman Corp CL B         COM              115637209     1837    18964 SH       Sole                     2035             16929
                                                                44      450 SH                                                   450
C.R. Bard Inc.                 COM              067383109     2206    20532 SH       Sole                     2205             18327
                                                               109     1010 SH                                                  1010
Chubb Corp.                    COM              171232101     2265    31099 SH       Sole                     3040             28059
                                                               106     1450 SH                                  50              1400
Cincinnati Financial           COM              172062101     1623    42624 SH       Sole                     4680             37944
                                                                47     1225 SH                                                  1225
Cognizant Technology Solutions COM              192446102     1183    19721 SH       Sole                     2070             17651
                                                                20      325 SH                                                   325
Cohen Steers Realty Ishares    COM              464287564     1763    22421 SH       Sole                     2100             20321
                                                                16      200 SH                                                   200
Colgate Palmolive              COM              194162103      224     2150 SH       Sole                                       2150
Disney (Walt) Holding Co.      COM              254687106      122     2506 SH       Sole                                       2506
                                                               178     3680 SH                                                  3680
Dover Corp.                    COM              260003108     1305    24335 SH       Sole                     2505             21830
                                                                24      450 SH                                                   450
Ecolab Inc.                    COM              278865100     2068    30172 SH       Sole                     3075             27097
                                                                17      250 SH                                                   250
Emerson Electric Company       COM              291011104     1709    36688 SH       Sole                     3375             33313
                                                                57     1225 SH                                  50              1175
Exxon Mobil Corp.              COM              30231G102     2974    34751 SH       Sole                     3895             30856
                                                               421     4925 SH                                                  4925
General Mills Inc.             COM              370334104      212     5500 SH       Sole                                       5500
Genuine Parts                  COM              372460105     1288    21383 SH       Sole                     2285             19098
                                                                45      750 SH                                                   750
HCP Inc.                       COM              40414L109     1508    34148 SH       Sole                     3870             30278
                                                                81     1825 SH                                                  1825
Hormel Foods Corp.             COM              440452100     1622    53326 SH       Sole                     5630             47696
                                                                49     1625 SH                                                  1625
IBM Corp.                      COM              459200101     2120    10838 SH       Sole                     1255              9583
                                                               406     2075 SH                                                  2075
International Speedway Corp. C COM              460335201      384    14663 SH       Sole                                      14663
Johnson & Johnson              COM              478160104     1597    23642 SH       Sole                     2205             21437
                                                                37      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1715    60300 SH       Sole                     6860             53440
                                                                80     2800 SH                                                  2800
M & T Bank Corp.               COM              55261F104      252     3051 SH       Sole                                       3051
MSCI EAFE Ishares              COM              464287465     3343    66908 SH       Sole                     4985             61923
                                                                43      865 SH                                 290               575
MSCI Emerging Markets Ishares  COM              464287234     6602   168695 SH       Sole                    15145            153550
                                                                77     1959 SH                                  99              1860
Oracle Corporation             COM              68389X105     1339    45079 SH       Sole                     4605             40474
                                                                 9      300 SH                                                   300
P P G Industries Inc.          COM              693506107     2409    22701 SH       Sole                     2400             20301
                                                                50      475 SH                                  50               425
PepsiCo Inc.                   COM              713448108     2178    30826 SH       Sole                     4157             26669
                                                               323     4575 SH                                                  4575
Procter & Gamble Co.           COM              742718109      596     9734 SH       Sole                                       9734
                                                               171     2792 SH                                                  2792
Questar Corp.                  COM              748356102     1623    77820 SH       Sole                     8785             69035
                                                                23     1100 SH                                 100              1000
Rogers Int'l Commodity Index   COM              870297801     3631   452154 SH       Sole                    35525            416629
                                                                44     5500 SH                                                  5500
S&P Mid Cap 400 Ishares        COM              464287507     7387    78446 SH       Sole                     7015             71431
                                                                85      900 SH                                 100               800
S&P Small Cap 600 Ishares      COM              464287804     4589    62629 SH       Sole                     5810             56819
                                                                62      850 SH                                 100               750
SPDR Gold Trust                COM              78463V107      446     2873 SH       Sole                                       2873
Schlumberger Ltd.              COM              806857108     2040    31421 SH       Sole                     3020             28401
                                                                96     1475 SH                                                  1475
Sherwin-Williams Co.           COM              824348106     1795    13564 SH       Sole                     1430             12134
                                                                17      125 SH                                                   125
Sigma Aldrich Corp.            COM              826552101     1884    25480 SH       Sole                     2685             22795
                                                               107     1450 SH                                                  1450
Southern Company               COM              842587107     2748    59357 SH       Sole                     5675             53682
                                                               385     8315 SH                                 300              8015
Standard & Poor's 500 Dep. Rec COM              78462f103     1198     8801 SH       Sole                      144              8657
                                                                23      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1712    26607 SH       Sole                     3070             23537
                                                                29      450 SH                                                   450
Stryker Corp.                  COM              863667101     2424    43997 SH       Sole                     3665             40332
                                                                15      275 SH                                                   275
Target Corp.                   COM              87612E106     1734    29801 SH       Sole                     3230             26571
                                                                76     1300 SH                                                  1300
Tortoise Energy Infrastructure COM              89147l100     2127    53304 SH       Sole                     5040             48264
                                                                59     1475 SH                                                  1475
WW Grainger                    COM              384802104     1679     8782 SH       Sole                      950              7832
                                                               100      525 SH                                                   525